Inventories	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Inventories	4. INVENTORIES Inventories consisted of the following at June 30, 2011 and 2010:
	2011	2010
Finished goods	$230,605	$125,453
Raw materials	162,829	72,821
	$393,434	$198,274